May 5, 2026

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: AMCAP Fund

File Nos. 002-26516 and 811-01435

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and Statement of Additional Information since the electronic filing on April 30, 2025 of Registrant’s Post-Effective Amendment No. 117 under the Securities Act of 1933 and Amendment No. 86 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/Jennifer L. Butler

Jennifer L. Butler

Secretary